Related Party Transactions (Textual) (Details) (USD $)	12 Months Ended	122 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2011 Chairman [Member]	Dec. 31, 2010 Chairman [Member]
Related Party Transaction (Textual) [Abstract]
Unsecured loan due on demand	$ 341,101	$ 115,139	$ 115,139	$ 341,101
Management fees for services rendered	$ 100,000	$ 300,000		$ 100,000